  SMART Earnings Growth 30 ETF

  Schedule of Investments

  March 31, 2026 (Unaudited)

COMMON STOCKS - 88.5%	Shares	Value
Banking - 2.1%
KeyCorp	22,705	$455,235

Financial Services - 4.1%
AGNC Investment Corp. - REIT	45,279	454,148
Annaly Capital Management, Inc. - REIT	21,252	449,480
		903,628

Health Care - 12.4%
BrightSpring Health Services, Inc.(a)	17,492	745,334
Eli Lilly & Co.	1,094	1,006,228
Merck & Co., Inc.	8,072	970,981
		2,722,543

Industrial Products - 8.2%
Kratos Defense & Security Solutions, Inc.(a)	8,735	615,905
Vertiv Holdings Co. - Class A	4,781	1,198,023
		1,813,928

Industrial Services - 5.4%
MasTec, Inc.(a)	3,708	1,193,012

Materials - 6.2%
Coeur Mining, Inc.(a)	20,032	376,001
Gold Fields Ltd., ADR	11,131	505,347
Southern Copper Corp.	2,864	492,780
		1,374,128

Oil & Gas - 8.1%
Chevron Corp.	3,372	697,667
Exxon Mobil Corp.	6,392	1,084,466
		1,782,133

Tech Hardware & Semiconductors - 37.5%(b)
Analog Devices, Inc.	2,114	672,548
Corning, Inc.	14,803	2,012,764
Lumentum Holdings, Inc.(a)	2,418	1,699,274
Micron Technology, Inc.	3,930	1,327,711
NVIDIA Corp.	9,496	1,656,102
Western Digital Corp.	3,344	904,519
		8,272,918

Utilities - 4.5%
Edison International	13,607	995,760

TOTAL COMMON STOCKS (Cost $17,734,211)		19,513,285

SHORT-TERM INVESTMENTS - 11.4%	Shares	Value
Money Market Funds - 11.4%
First American Government Obligations Fund - Class X, 3.53%(c)	2,509,959	$2,509,959

TOTAL SHORT-TERM INVESTMENTS (Cost $2,509,959)		2,509,959

TOTAL INVESTMENTS - 99.9% (Cost $20,244,170)		$22,023,244
Other Assets in Excess of Liabilities - 0.1%		13,107
TOTAL NET ASSETS - 100.0%		$22,036,351

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.